Goodwill	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill
7.	Goodwill

As of December 31, 2025 and 2024, goodwill was $0, respectively. For the year ended December 31, 2024, the Company recorded a $1,567,485 impairment loss on the balance of goodwill. See “Note 3 – Significant Accounting Policies” for managements position on impairment of long-lived assets.